LEASES Schedule of Lease Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating Lease Liabilities, Payments Due [Abstract]
2021	$ 7,447
2022	2,063
2023	3,190
2024	2,268
2025	2,002
Thereafter	10,254
Total lease payments	27,224
Less: imputed interest	(2,794)
Total lease liabilities	24,430	$ 30,947
Finance Lease Liabilities, Payments, Due [Abstract]
2021	181
2022	14
2023	14
2024	1
2025	0
Thereafter	0
Total lease payments	210
Less: imputed interest	(31)
Total lease liabilities	179	$ 567
Operating And Finance Lease Liabilities, Payments, Due [Abstract]
2021	7,628
2022	2,077
2023	3,204
2024	2,269
2025	2,002
Thereafter	10,254
Total lease payments	27,434
Less: imputed interest	(2,825)
Total lease liabilities	$ 24,609